Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document And Entity Information
Document Type	S-1
Entity Registrant Name	SOLIGENIX, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000812796
Amendment Flag	false